Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jan. 11, 2021
Statement [Table]
Net Income (Loss) Attributable to Parent	$ (10,445,389)	$ 1,528,079	$ (8,917,310)	$ (32,821)
Gain (Loss) on Investments	3,472		47,984
Cash equivalents	0		0	0
Unrecognized tax benefits	0		0	0
Unrecognized tax benefits accrued for interest and penalties	0		0	0
Income from investments held in Trust Account	3,472		47,984
Net income (loss)	(10,445,389)	$ 1,528,079	(8,917,310)	$ (32,821)
Initial Public Offering
Other offering costs					$ 15,800,000
Class A Ordinary shares
Statement [Table]
Gain (Loss) on Investments	3,472		47,984
Income from investments held in Trust Account	$ 3,472		$ 47,984
Anti-dilutive securities attributable to warrants (in shares)			14,213,333
Class A Common Stock Subject to Redemption
Temporary equity, shares outstanding	23,247,527		23,247,527	0
Class B Ordinary shares
Statement [Table]
Net Income (Loss) Attributable to Parent	$ (10,445,389)		$ (8,917,310)
Net income (loss)	$ (10,445,389)		$ (8,917,310)